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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number : 811-10301

Ashport Mutual Funds

(Exact name of registrant as specified in charter)

800 Brickell Avenue, Suite 103

Miami, Florida 33131

(Address of principal executive offices)

Jeffrey Cimbal

StateTrust Capital, LLC

800 Bricknell Avenue, Suite 103

Miami, Florida 33131

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-305-921-8100

Date of fiscal year end: November 30

Date of reporting period: June 30, 2007

Form N-PX is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and Rule 30b-1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Proxy Voting Record.

Ashport Large Cap Fund - Class A and Class C Shares

Name of the Issuer of Portfolio Security	Ticker Symbol	CUSIP	Shareholder Meeting Date	Description of Matter(s) Voted On	Matter Proposed by Issuer or Shareholder	Did Registrant Vote (Yes/No)	RegistrantVote: (For, Against, Abstain, Withhold)	Registrant’s Vote: For or Against Management
Legg Mason	LM	524901105	7/18/2006	1.For all Directors; 2.Amendment of the Legg Mason Inc. Articles of Incorporation; 3.Re-approval of the Leg Mason Inc. 1996 Equity Incentive Plan; 4.Ratify selection of Independent Accountants	Issuer	Yes	For	For
Oracle Corp	ORCL	68389X105	10/9/2006	1. For all Directors; 2. Approval of 2007 Executive Bonus Plan; 3.Ratify selection of Independent Accountants; 4. Approval of the Amended 1993 Directors Plan	Issuer	Yes	For	For
Seagate Technology	STX	G7945J104	10/26/2006
1. For all Directors; 2.Approve increase in shares eligible for issuance under 2004 stock compensation plan; 3. Approve increase in the issuable shares for purchase under employee stock purchase plan; 4. Ratify selection of Independent Accountants
					Issuer	Yes	For	For
Coach Inc.	COH	189754104	11/2/2006	1.For all Directors	Issuer	Yes	For	For
Gilead Sciences Inc.	GILD	375558103	2/13/2007	1.For all Directors; 2. Ratify selection of Independent Accountants	Issuer	Yes	For	For
CVS Corporation	CVS	126650100	2/23/2007
1.Approval to amend CVS amended and restated certificate of incorporation to increase number of shares of CVS common stock from 1 billion to 3.2 billion and change name to CVS/Caremark Corporation; 2.Approve issuance of stock pursuant to merger agreement
					Issuer	Yes	For	For
Walt Disney Company	DIS	254687106	3/8/2007
1. For all Directors; 2. Ratify selection of Independent Accountants; 3.To approve amendments to the amended and restated 2005 stock incentive plan; 4.To approve the terms of the amended and restated 2002 executive performance plan; 5. To approve the shareholders proposals relating to greenmail; 6.To approve the shareholders proposal to amend the bylaws relating to stockholders rights plan.
					Issuer and Shareholder	Yes	For 1-4 Against 5-6	For
Starbucks Corp	SBUX	855244109	3/21/2007	1.For all Directors; 2.Company Proposal to approve the material term of the Executive management bonus plan;3.Ratify selection of Independent Accountants	Issuer	Yes	For	For
Dynegy Inc.	DYN	26817G102	3/29/2007	1.To adopt the merger agreement	Issuer	Yes	For	For
Adobe Systems Inc.	ADBE	00724F101	4/5/2007	1.For all Directors; 2. Proposal to approve the 2003 Equity incentive plan; 3. Stockholder proposal; 4. Ratify selection of Independent Accountants	Issuer and Stockholder	Yes	For 1,2 and 4 Against 3	For
Morgan Stanley	MS	617446448	4/10/2007	1.For all Directors;	Issuer	Yes	For	For
United Technologies Corp	UTX	913017109	4/11/2007
1.For all Directors; 2. Ratify selection of Independent Accountant; 3.Sharholder proposal for Director Term Limits; 4.Shareholder Proposal for Foreign Military Sales; 5.Shareholder proposal regarding Political Contributions: 6. Shareholder proposal regarding Advisory Resolution to ratify Executive compensation; 7.Shareholder proposal regarding: Pay for superior performance
					Issuer and Shareholder	Yes	For 1 and 2 Against 3-7	For
T Rowe Price Group	TROW	74144T108	4/12/2007	1.For all Directors; 2.Approval of the 2007 Non-Employee Director Equity Plan; 3.Ratify selection of independent accountants	Issuer	Yes	For	For
Citigroup Inc.	C	172967101	4/17/2007
1.For all Directors; 2.Ratify selection of independent accountants; 3.Stockholders proposal requesting a report on prior governmental service of certain individuals; 4.Stockholder proposal requesting a report on political contributions; 5. Stockholder proposal requesting a report on charitable contributions; 6. Stockholder proposal requesting an advisory resolution to ratify executive compensation; 7. Stockholder proposal requesting CEO compensation be limited to no more than 100 times the average compensation paid to worldwide employees; 8. Stockholder proposal requesting that the Chairman of the Board have no management duties, titles or responsibilities; 9. Stockholder proposal requesting stock options be subject to a 5 year sale restriction; 10. Stockholder proposal requesting cumulative voting; 11. Stockholder proposal requesting that stockholders have the right to call special shareholder meetings.
					Issuer and Shareholder	Yes	For 1 and 2 Against 3-11	For
Pfizer, Inc.	PFE	717081103	4/26/2007
1.For all Directors; 2.Ratify selection of independent accountants; 3.Stockholders proposal relating to cumulative voting; 4. Stockholder proposal requesting a report on the rationale for exporting animal experimentation; 5. Stockholder proposal requesting a report on the feasibility of amending Pfizer’s corporate policy on laboratory animal care and use; 6. Stockholder proposal relating to qualifications for Director nominees.
					Issuer and Shareholder	Yes	For 1 and 2 Against 3-6	For
Wyeth	WYE	983024100	4/26/2007
1.For all Directors; 2.Ratify selection of independent accountants; 3. Amend the Certificate of Incorporation to eliminate supermajority vote requirements; 4.Vote to amend and restate 2005 stock incentive plan for tax compliance; 5.Disclosure of animal welfare policy; 6.Report on limiting supply of prescription drugs in Canada; 7.Disclosure of political contributions; 8. Recoupment of incentive bonuses; 9. Interlocking directorships; 10. Separating the roles of Chairman and CEO; 11. Stockholder Advisory vote on compensation.

					Issuer (1-4) and Shareholder (5-11)	Yes	For 1-4 Against 5-11	For
Sunoco Inc.	SUN	867864P109	5/3/2007	1. For all Directors; 2. Ratify selection of Independent Accountants	Issuer	Yes	For	For
3M Company	MMM	88579Y101	5/8/2007
1.For all Directors; 2. Ratify selection of Independent Accountants; 3.Amendment of the Restated Certificate of Incorporation to eliminate the supermajority vote requirement; 4. Amendment of the Company’s Restated Certificate of Incorporation to eliminate the fair price provision; 5.Approval of the executive annual incentive plan; 6. Approval of the material terms of the performance criteria under the performance unit plan; 7. Executive compensation based on the performance of peer companies.
					Issuer and Shareholder	Yes	For 1-6 Against 7	For
Gilead Sciences Inc.	GILD	375558103	5/9/2007	1.For all Directors; 2. Ratify selection of Independent Accountants; 3.To approve amendment to 2004 equity incentive plan; 4.To approve amendment to employee stock purchase plan	Issuer	Yes	For	For
Apple Inc.	AAPL	37833100	5/10/2007
1.For all Directors; 2.To approve amendment to 2003 employee stock plan; 3.To approve amendments to the employee stock purchase plan; 4.To approve amendment to 1997 director stock option plan; 5. Ratify selection of Independent Accountants; 6. Shareholder proposal “option dating policy”; 7. Shareholder proposal “pay for performance standards”; 8. Shareholder proposal “environmental report”; 9. Shareholder proposal “equity retention policy”; 10. Shareholder proposal “electronic waste take back and recycling”; 11. Shareholder proposal “advisory vote on compensation”.
					Issuer and Shareholder	Yes	For 1-5 Against 6-11	For
Morgan Chase & Co.	JPM	46625H100	5/15/2007
1.For all Directors; 2.Ratify selection of Independent Accountants;
3. Shareholder proposal re: Stock Options;
4. Shareholder proposal re: Performance based restricted stock;
5. Shareholder proposal re: Executive compensation; 6. Shareholder proposal re: Separate Chairman; 7. Shareholder proposal re: Cumulative Voting; 8. Shareholder proposal re: Majority voting for Directors; 9. Shareholder proposal re: Political Contributions report; 10. Shareholder proposal re: Slavery apology report
					Issuer and Shareholder	Yes	For 1-2 Against 3-10	For
Danaher Corp	DHR	235851102	5/15/2007
1.For all Directors; 2. Ratify selection of Independent Accountants;
3.Approve amendment to Certificate of Incorporation to increase number of authorized shares of common stock to $1 Billion; 4. Approve 2007 stock incentive plan; 5. Approve 2007 Executive cash incentive compensation plan; 6. Approve amendment to Executive deferred incentive program; 7. Shareholder proposal urging compensation committee to adopt a policy requiring sr. executives retain a significant percentage of shares during their employment.
					Issuer and Shareholder	Yes	For 1-6 Against 7	For
Jude Med Inc.	STJ	790849103	5/16/2007	1.For all Directors; 2.Approve 2007 Stock incentive plan; 3.Approve 2007 employee stock purchase plan; 4.Ratify selection of independent accountants	Issuer	Yes	For	For
Lowes	LOW	548661107	5/25/2007
1.For all Directors; 2. To approve amendment to employee stock purchase plan - stock options and increase number of shares authorized; 3. Ratify selection of independent accountants; 4.Shareholder proposal establishing minimum share ownership requirement for director nominees; 5. Shareholder proposal re: Annual report on wood procurement; 6. Shareholder proposal re: annual election of each director; 7. Shareholder proposal re: executive severance; 8. Shareholder proposal re: executive compensation plan.
					Issuer and Shareholder	Yes	For 1-3 Against 4-8	For
Wal Mart Stores	WMT	931142103	6/1/2007
1.For all Directors; 2. Ratify selection of independent accountants; 3. Charitable contributors report; 4.Universal Health Care Policy; 5. Pay-for-superior performance; 6. Equity compensation; 7.Compensation disparity; 8. Business social responsibility report; 9.Executive compensation; 10. Political contributions report; 11. Social and reputation impact report; 12. Cumulative voting; 13. Qualification for directors and nominees.
					Issuer (1-2) and Shareholder (3-13)	Yes	For 1-2 Against 3-13	For
Caterpillar	CAT	149123101	6/13/2007	1.For all Directors; 2. Ratify selection of independent accountants; 3.Stock holder proposal - Separate CEO and Chairman; 4. Stockholder Proposal Majority Vote Standard	Issuer and Shareholder	Yes	For 1-2 Against 3-4	For

Ashport Small/Mid Cap Fund - Class A and Class C Shares

Name of the Issuer of Portfolio Security	Ticker Symbol	CUSIP	Shareholder Meeting Date	Description of Matter(s) Voted On	Matter Proposed by Issuer or Shareholder	Did Registrant Vote (Yes/No)	Registrant’s Vote: (For, Against, Abstain, Withhold)	Registrant’s Vote: For or Against Management
Global PMTS Inc.	GPN	37940X102	9/27/2006	1.For all Directors	Issuer	Yes	For	For
Resources Connection Inc.	RECN	76122Q105	10/19/2006	1.For all Directors; 2.Approve Amendment to 2004 Performance Incentive Plan; 3.Ratify selection of independent accountants	Issuer	Yes	For	For
Elkcorp	ELK	287456107	10/31/2006	1.For all Directors; 2.Ratify selection of independent accountants	Issuer	Yes	For	For
Hansen National Corp	HANS	411310105	11/10/2006	1.For all Directors; 2. Ratify selection of independent accountants	Issuer	Yes	For	For
Lamson & Session	LMS	513696104	12/15/2006	1.Approve amendment to articles of incorporation to increase number of authorized common shares	Issuer	Yes	For	For
Copart Inc.	CPRT	217204106	12/18/2006	1.For all Directors; 2.Ratify selection of independent accountants	Issuer	Yes	For	For
Joy Global Inc.	JOYG	481165108	2/22/2007	1.For all Directors; 2. Approve 2007 stock incentive plan; *Approve amendment to the articles of incorporation	Issuer	Yes	For	For
Headwaters Inc.	HW	42210P102	2/27/2007	1. For all Directors; 2.Ratify selection of independent accountants	Issuer	Yes	For	For
Core Labortories	CLB	N2271707	4/2/2007
1.For all Directors; 2.Approve Dutch statutory annual accounts in the English language for FYE 12/31/2006; 3.Approve the cancellation of our repurchased shares; 4.Approve the extension of the authority to repurchase up to 10% of our issued share capital until 10/2/2008; 5. Approve extension of the authority to issue shares; 6. Approve extension of the authority to limit or exclude the preemptive rights of the holders of common shares and/or preference shares until April 2, 2012; 7. Approve amendment to 1995 Long term incentive plan; Ratify selection of independent accountants.

					Issuer	Yes	For	For
Graco Inc.	GGG	384109104	4/20/2007	1.For all Directors; 2.Ratify selection of independent accountants; 3.Approve executive officer annual incentive bonus plan.	Issuer	Yes	For	For
Ametek Inc.	AME	31100100	4/24/2007
1.For all Directors; 2.Amend Certificate of Incorporation to increase authorized shares of common stock; 3.Approve 2007 omnibus incentive compensation plan; 4.Ratify the selection of independent accountants
					Issuer	Yes	For	For
Lincoln Elec Holdings Inc.	LECO	533900106	4/27/2007	1.For all Directors; 2.Approve 2007 management incentive compensation plan; 3. Ratify selection of independent accountants	Issuer	Yes	For	For
Cabot Oil and Gas Corp	COG	127097103	5/2/2007	1.For all Directors; 2.Ratify selection of independent accountants	Issuer	Yes	For	For
Expeditors Intl Wash	EXPD	302130109	5/2/2007
1.For all Directors; 2.Approve 2007 stock option plan; 3.Approve amendment to the 2002 employee stock purchase plan* Ratify selection of independent accountants; 4.Shareholder Proposal to amend the company’s equal employment opportunity policy.
					Issuer and Shareholder	Yes	For	For
Covance Inc.	CVD	222816100	5/3/2007	1. For all Directors; 2. Approve 2007 employee equity participation plan;3.Ratify selection of independent accountants	Issuer	Yes	For	For
Mueller Industries Inc.	MLI	624756102	5/3/2007	1.For all Directors; 2.Ratify selection of independent accountants	Issuer	Yes	For	For
Tempurpedic Intl Inc.	TPX	88023U101	5/7/2007	1.For all Directors; 2.Ratify selection of independent accountants	Issuer	Yes	For	For
Cummins Engine	CMI	231021106	5/8/2007	1.For all Directors; 2.Ratify selection of independent accountants; 3. Amend 2003 Stock incentive plan; 4. Amend restated articles of incorporation	Issuer	Yes	For	For
ITT Corp	ITT	450911102	5/8/2007	1.For all Directors; 2.Ratify selection of independent accountants	Issuer	Yes	For	For
IDEXX Labs Inc.	IDXX	45168D104	5/9/2007	1.For all Directors; 2.Amend 2003 Stock incentive plan; 3. Ratify selection of independent accountants; 4. Ratify selection of the independent accountants by the audit committee	Issuer	Yes	For	For
Questar Corp	STR	748356102	5/15/2007	1.For all Directors	Issuer	Yes	For	For
Labor Ready Inc.	LRW	505401208	5/16/2007	1.For all Directors; 2.Ratify selection of independent accountants	Issuer	Yes	For	For
CH Robinson Worldwide Inc.	CHRW	12541W209	5/17/2007	1.For all Directors; 2.Ratify selection of independent accountants	Issuer	Yes	For	For
Amphenol Corp	APH	032095101	5/23/2007	1.For all Directors; 2.Ratify selection of independent accountants; 3.Approve increase in number of authorized shares	Issuer	Yes	For	For
Republic Awys Hldgs	RJET	760276105	6/6/2007	1.For all Directors; 2.Approve 2007 equity incentive plan; *Approve amendment to certificate of incorporation	Issuer	Yes	For	For
Aeropostale	ARO	007865108	6/20/2007	1.For all Directors; 2.Approve amendment to 2002 Long Term incentive plan;3.Ratify selection of independent accountants	Issuer	Yes	For	For

Ashport Global Fixed Income Fund:

THERE WERE NO PROXIES VOTED ON BEHALF OF THE AHSPORT GLOBAL FIXED INCOME FUND DURING THE ONE YEAR REPORTING PERIOD JULY 1, 2006 TO JUNE 30, 2007.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASHPORT MUTUAL FUNDS

By: /s/Jeffrey Cimbal

Jeffrey Cimbal, Chief Operating Officer

Date:  August 28, 2007